Restatement of Previously Issued Financial Statements (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2021 Vote	Dec. 15, 2020 $ / shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net intangible assets required to redemption of common stock	$ 5,000,001	$ 5,000,001
Par value | $ / shares	$ 0.0001
Class A ordinary shares subject to possible redemption	$ 414,000,000	414,000,000
Adjustments to the carrying value of Assets		0
Adjustments to the carrying value of Liabilities		$ 0
Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common shares, shares authorized | shares	500,000,000	500,000,000
Par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share | Vote	1		1
Class A Ordinary Shares Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of votes per share | Vote		1
Number of Class A ordinary shares outstanding | shares	41,400,000	41,400,000
Gross Proceeds	$ 414,000,000	$ 414,000,000
Proceeds allocated to Public Warrants	(19,458,000)	(19,458,000)
Class A ordinary shares issuance costs	(22,524,192)	(22,524,192)
Accretion of carrying value to redemption value	41,982,192	41,982,192
Class A ordinary shares subject to possible redemption	$ 414,000,000	$ 414,000,000
Class B Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common shares, shares authorized | shares	50,000,000	50,000,000
Par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share | Vote	1	1